Stockholders' Equity (Deficiency) (Details 3) - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	262,683	112,085	85,625
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number exercisable	124,523
Employee Stock Option [Member] | Exercise Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 7.00
Number Outstanding	5,451
Weighted average remaining contractual life (years)	9 years 11 months 23 days
Number exercisable
Employee Stock Option [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 8.70
Number Outstanding	12,000
Weighted average remaining contractual life (years)	9 years 4 months 2 days
Number exercisable	7,000
Employee Stock Option [Member] | Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 9.80
Number Outstanding	83,647
Weighted average remaining contractual life (years)	9 years 10 months 21 days
Number exercisable
Employee Stock Option [Member] | Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 10.60
Number Outstanding	3,600
Weighted average remaining contractual life (years)	9 years 9 months 14 days
Number exercisable
Employee Stock Option [Member] | Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 11.70
Number Outstanding	30,000
Weighted average remaining contractual life (years)	4 years 7 months 28 days
Number exercisable	12,500
Employee Stock Option [Member] | Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 15.50
Number Outstanding	25,000
Weighted average remaining contractual life (years)	3 years 11 months 1 day
Number exercisable	2,500
Employee Stock Option [Member] | Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 20.00
Number Outstanding	13,125
Weighted average remaining contractual life (years)	3 years 3 months 8 days
Number exercisable	13,125
Employee Stock Option [Member] | Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 21.1
Number Outstanding	15,900
Weighted average remaining contractual life (years)	8 years 3 months 4 days
Number exercisable	6,300
Employee Stock Option [Member] | Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 29.6
Number Outstanding	4,500
Weighted average remaining contractual life (years)	6 years 7 months 6 days
Number exercisable	4,500
Employee Stock Option [Member] | Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 32
Number Outstanding	3,000
Weighted average remaining contractual life (years)	11 months 1 day
Number exercisable	3,000
Employee Stock Option [Member] | Exercise Price Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 37.6
Number Outstanding	4,500
Weighted average remaining contractual life (years)	7 years 7 months 10 days
Number exercisable	3,499
Employee Stock Option [Member] | Exercise Price Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 40
Number Outstanding	1,250
Weighted average remaining contractual life (years)	1 year 2 months 30 days
Number exercisable	1,250
Employee Stock Option [Member] | Exercise Price Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 41
Number Outstanding	4,000
Weighted average remaining contractual life (years)	8 years 4 months 9 days
Number exercisable	2,111
Employee Stock Option [Member] | Exercise Price Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 42
Number Outstanding	41,250
Weighted average remaining contractual life (years)	4 years 6 months 21 days
Number exercisable	41,250
Employee Stock Option [Member] | Exercise Price Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 44.8
Number Outstanding	3,000
Weighted average remaining contractual life (years)	7 years 7 months 10 days
Number exercisable	2,250
Employee Stock Option [Member] | Exercise Price Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 49.5
Number Outstanding	22,460
Weighted average remaining contractual life (years)	6 years 26 days
Number exercisable	15,182
Employee Stock Option [Member] | Exercise Price Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 53.2
Number Outstanding	8,000
Weighted average remaining contractual life (years)	7 years 10 months 6 days
Number exercisable	5,556
Employee Stock Option [Member] | Exercise Price Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 61.6
Number Outstanding	1,500
Weighted average remaining contractual life (years)	4 years 9 months
Number exercisable	1,500
Employee Stock Option [Member] | Exercise Price Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 92
Weighted average remaining contractual life (years)	4 years 11 months 1 day
Number exercisable	3,000